Document and Entity Information	May 22, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN WOODMARK CORP
Amendment Flag	false
Entity Central Index Key	0000794619
Document Type	8-K
Document Period End Date	May 22, 2026
Entity File Number	000-14798
Entity Tax Identification Number	54-1138147
Entity Address, Address Line One	561 Shady Elm Road
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22602
City Area Code	(540)
Local Phone Number	665-9100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (no par value)
Trading Symbol	AMWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA